Bonds payable (Tables)	12 Months Ended
Dec. 31, 2024
Bonds Payable [Abstract]
Disclosure Of Detailed Information Of Bonds Payable

Bonds payable
RMB’000
New issued bonds	2,010,782
Interest accrued at effective interest rate	57,267
Exchange differences	75,299

Carrying value as at 31 December 2022	2,143,348

Repayment of bonds	(2,163,195)
Interest accrued at effective interest rate	75,707
Interest paid	(135,027)
Exchange differences	79,167

Carrying value as at 31 December 2023	—